Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net Loss	$ (6,881,584)	$ (4,313,294)	$ (4,971,277)	$ (2,909,850)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	19,304	21,277	28,074	30,781
Gain on debt extinguishment (PPP)	(90,100)
Net change in unrealized depreciation in gold bullions	37,702
Stock issued for services	242,100
Loss on disposal of fixed assets	49,321
Amortization of original issue discount	4,172,955		50,505
Imputed interest - related party	61,968	38,981	58,817	22,337
Fair value of options issued for services		2,804,794	2,845,459	696,937
Warrants issued/(cancelled) to consultants	541,795			(19,915)
Changes in operating assets and liabilities:
Decrease (Increase) in prepaid expenses	(6,581)	18,766	29,157	(24,887)
Operating lease right-of-use, net	79,290	87,806	108,217	86,326
Increase in accrued expenses and other payables - related party	283,273	469,268	657,520	795,633
(Decrease)Increase in accounts payable	178,883	(40,538)	39,055	314,369
Operating lease liabilities, current	(93,985)	(81,617)	(100,239)	(79,609)
Net Cash Used In Operating Activities	(1,405,659)	(994,557)	(1,254,712)	(1,087,878)
Cash Flows From Investing Activities:
Investment in gold bullions	(450,216)
Purchase of Fixed Assets and Leasehold Improvements	(79,921)			(100,792)
Net Cash Used In Investing Activities	(530,137)			(100,792)
Cash Flows From Financing Activities:
Proceeds from notes payable - related party		850,000	1,015,000	320,000
Proceeds from convertible note payable, net of original issue discount	3,670,000		950,000
Principal payments on debt	(35,000)	(45,000)	(40,000)	(20,000)
Proceeds from warrant exercise	177,558
Contributed capital - related party		17,495	17,495
Proceeds from SBA Paycheck Protection Loan		90,100	90,100
Payment of debt offering costs			(86,000)
Proceeds from issuance of common stock				1,000,000
Net Cash Provided by Financing Activities	3,812,558	912,595	1,946,595	1,300,000
Net Increase in Cash	1,876,762	(81,962)	691,883	111,327
Cash at Beginning of Period	816,907	125,024	125,024	13,697
Cash at End of Period	2,693,669	43,062	816,907	125,024
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	292,533	365,157	365,157	329,622
Beneficial conversion feature in connection with convertible debt	3,670,000		864,000
Shares issued in connection with convertible note payable	2,859,301
Adoption of lease standard ASC 842	115,390			559,568
Shares issued in connection with settlement of accounts payable	159,301
Cancellation and forgiveness of lease - related party	44,419
Cancellation and forgiveness of lease	$ 241,800
Original issue discount in connection with convertible debt			50,000
Settlement of accounts payable with note payable				265,244
Settlement of accounts payable with stock issuance				$ 281,659